Certain Transactions (detail) (USD $)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party [Line Items]
Raw Materials and Supplies	$ 160,540,000	$ 133,942,000
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 800,000	$ 1,100,000	$ 1,200,000